N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Talcott Resolution Life Insurance Co Separate Account 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Sep. 14, 2026
Amendment Flag	false
C000055033 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares*	0.50%	5.49%	6.80%	9.28%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares*	0.50%	5.49%	6.80%	9.28%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000055033 [Member] | C000000296 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares*
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.28%